Sales, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sales, General and Administrative Expenses [Abstract]
Schedule of sales, general and administrative expenses
	For the year ended December 31
	2021	2020	2019
	USD thousands
Employees and officer’s compensation	1,762	1,332	1,397
Share-based payments (see also Note 11)	1,047	1,147	657
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)	12	43	356
Reimbursement of legal fees	(66)	(182)	(596)
Other professional fees	1,222	1,215	805
Board member remuneration and insurance	1,033	962	622
Board member share-based payments	478	742	269
ISA settlement (see also Note 13B)	-	-	387
Maintenance expenses	55	58	80
Travel and car expenses	133	76	182
Depreciation	231	235	178
Other	200	373	56

	6,107	6,001	4,393